Annual Total Returns (Growth Portfolio - Investor Shares Annuity) (Growth Portfolio, Growth Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
Growth Portfolio | Growth Portfolio - Investor Shares
Annual Total Return
2013	35.28%
2012	18.43%
2011	(0.84%)
2010	11.81%
2009	35.05%
2008	(37.72%)
2007	10.22%
2006	1.91%
2005	11.49%
2004	7.25%